SEGMENT AND GEOGRAPHIC INFORMATION - Sales by geographical area (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of geographical areas [line items]
Sales	$ 32,218	$ 30,724
Total Americas
Disclosure of geographical areas [line items]
Sales	12,663	11,677
United States
Disclosure of geographical areas [line items]
Sales	4,981	4,509
Brazil
Disclosure of geographical areas [line items]
Sales	3,808	3,529
Canada
Disclosure of geographical areas [line items]
Sales	1,721	1,554
Mexico
Disclosure of geographical areas [line items]
Sales	1,315	1,184
Argentina
Disclosure of geographical areas [line items]
Sales	368	418
Others Americas
Disclosure of geographical areas [line items]
Sales	470	483
Total Europe
Disclosure of geographical areas [line items]
Sales	16,922	16,379
Germany
Disclosure of geographical areas [line items]
Sales	3,010	2,884
France
Disclosure of geographical areas [line items]
Sales	2,256	2,107
Poland
Disclosure of geographical areas [line items]
Sales	2,312	2,216
Spain
Disclosure of geographical areas [line items]
Sales	2,100	1,944
Italy
Disclosure of geographical areas [line items]
Sales	1,357	1,270
Belgium
Disclosure of geographical areas [line items]
Sales	859	769
Netherlands
Disclosure of geographical areas [line items]
Sales	677	611
United Kingdom
Disclosure of geographical areas [line items]
Sales	670	824
Czech Republic
Disclosure of geographical areas [line items]
Sales	639	575
Turkey
Disclosure of geographical areas [line items]
Sales	501	463
Ukraine
Disclosure of geographical areas [line items]
Sales	264	280
Romania
Disclosure of geographical areas [line items]
Sales	233	220
Others Europe
Disclosure of geographical areas [line items]
Sales	2,044	2,216
Total Asia & Africa
Disclosure of geographical areas [line items]
Sales	2,633	2,668
South Africa
Disclosure of geographical areas [line items]
Sales	695	798
Morocco
Disclosure of geographical areas [line items]
Sales	458	454
Rest of Africa
Disclosure of geographical areas [line items]
Sales	113	173
China
Disclosure of geographical areas [line items]
Sales	687	545
South Korea
Disclosure of geographical areas [line items]
Sales	183	123
India
Disclosure of geographical areas [line items]
Sales	173	199
Rest of Asia
Disclosure of geographical areas [line items]
Sales	$ 324	$ 376